Net (Loss)/Profit Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Net (Loss)/Profit Per Share
Summary of net (loss)/profit available to ordinary shareholders by the weighted average number of ordinary shares outstanding

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Basic net (loss)/profit per share calculation
Numerator:
Net (loss)/ profit for the period attributable to Waterdrop Inc.	(1,574,080)	607,717	167,221
Change in redemption value in preferred shares	(152,287)	—	—
Net (loss)/profit attributable to ordinary shareholders for computing basic net (loss)/profit per ordinary shares	(1,726,367)	607,717	167,221
Denominator:
Weighted average ordinary shares outstanding used in computing basic net (loss)/profit per ordinary shares	2,990,507,749	3,921,388,720	3,769,679,736
Net (loss)/profit per ordinary share attributable to ordinary shareholders basic	(0.58)	0.15	0.04

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Diluted net (loss)/profit per share calculation
Numerator:
Net (loss)/profit attributable to ordinary shareholders for computing diluted net (loss)/profit per ordinary shares	(1,726,367)	607,717	167,221
Denominator:
Weighted average ordinary shares outstanding used in computing basic net (loss)/profit per ordinary shares	2,990,507,749	3,921,388,720	3,769,679,736
Effect of potentially diluted share options	—	84,176,378	74,855,096
Effect of potentially diluted restricted share units	—	16,902,062	36,326,664
Weighted average ordinary shares outstanding used in computing diluted net (loss)/profit per ordinary shares	2,990,507,749	4,022,467,160	3,880,861,496
Net (loss)/profit per ordinary share attributable to ordinary shareholders diluted	(0.58)	0.15	0.04

Summary of shares outstanding excluded from the calculation of diluted net (loss)/profit per ordinary share

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Shares issuable upon exercise of share options	60,029,916	204,753,909	66,708,248
Shares issuable upon exercise of restricted share units	—	3,622,413	20,141,606
Shares issuable upon vesting of nonvested restricted shares	3,983,115	—	—
Shares issuable upon conversion of Series pre-A convertible preferred shares	82,811,813	—	—
Shares issuable upon conversion of Series A convertible preferred shares	115,015,797	—	—
Shares issuable upon conversion of Series A+ convertible preferred shares	54,222,527	—	—
Shares issuable upon conversion of Series B convertible preferred shares	120,916,087	—	—
Shares issuable upon conversion of Series C convertible preferred shares	186,399,063	—	—
Shares issuable upon conversion of Series C+ convertible preferred shares	58,596,160	—	—
Shares issuable upon conversion of Series C++ convertible preferred shares	41,542,257	—	—
Shares issuable upon conversion of Series D convertible preferred shares	177,632,040	—	—